Prepayments, other receivables and other assets - Additional Information (Details) - CNY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Prepayments, other receivables and other assets
Loss allowance for prepayments, other receivables and other assets	¥ 73.1	¥ 20.1	¥ 1.2
12-month ECLs | prepayments, other receivables and other assets
Prepayments, other receivables and other assets
Maximum exposure to credit risk of financial assets designated as measured at fair value through profit or loss	¥ 108.6	¥ 16.5